Income Tax And Social Contribution	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Income tax and social contribution
21 Income tax and social contribution
As an exempted company incorporated in the Cayman Islands, Vinci Partners Ltd is subject to Cayman Islands laws, which currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to us.
Vinci Partners Ltd subsidiaries, except for Vinci Partners Ltda, Vinci Capital Gestora Ltda, Vinci Soluções de Investimentos Ltda, Vinci Vida e Previdência S.A. and CG Investimentos Brazil Ltda, are taxed based on the deemed profit.
Vinci Compass has tax losses and negative basis resulting from previous years and deferred income tax and social contribution credits are recognized since there is expectation of future tax results for these companies. The tax credit arising from the tax loss and negative basis under the taxable profit regime in December, 2024 is R$ 13,102 (R$ 6,066 on December 31, 2023).
No foreign subsidiaries presented net income for taxation of income and social contribution taxes until December 31, 2024 and 2023.
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2024	2023	2022
Current income tax	(37,989)	(42,961)	(38,945)
Current social contribution	(13,669)	(15,605)	(14,199)

	(51,658)	(58,566)	(53,144)

Deferred income tax	3,921	6,455	683
Deferred social contribution	1,760	2,185	48

	5,681	8,640	731

Income taxes and social contribution	(45,977)	(49,926)	(52,413)
Deferred tax balances

	12/31/2024	12/31/2023
Deferred tax assets
Tax losses	13,102	6,066
Leases	68	1,084
RSU	3,103	2,188
Interest expense on obligation for acquisition	3,190	2,121
Amortization on management Contracts	2,419	1,382
Contingent consideration	5,849	646
Others	3,615	—

Total	31,346	13,487

Deferred tax liabilities
Financial revenue	(2,287)	(1,147)
Estimated revenue	(1,193)	(1,570)
Leases	(984)	(351)

Total Income Tax	(4,464)	(3,068)

Estimated revenue	(622)	(815)

Total (Taxes and contribution)	(622)	(815)

Total deferred tax liabilities	(5,086)	(3,883)

Movements	Tax losses	Leases	RSU	Other (*)	Total
Deferred tax assets
As at December 31, 2022	4,912	1,805	1,628	896	9,241
to profit and loss	1,154	(721)	560	3,253	4,246

As at December 31, 2023	6,066	1,084	2,188	4,149	13,487

Deferred assets recognized as a result of business combination	7,053	(360)	—	4,131	10,824
to profit and loss	(588)	(675)	915	6,505	6,208
Foreign exchange variation of deferred tax assets abroad	571	19	—	287	827

As at December 31, 2024	13,102	68	3,103	15,072	31,346

(*)	Comprises mainly deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.

Movements	Financial Revenue	Estimated Revenue	Leases	Contingent consideration	Total
Deferred tax liabilities
As at December 31, 2022	(973)	(2,568)	(49)	(4,750)	(8,340)
to profit and loss	(174)	183	(302)	4,750	4,457

As at December 31, 2023	(1,147)	(2,385)	(351)	—	(3,883)

Deferred liabilities recognized as a result of business combination	(337)	—	—	—	(337)
to profit and loss	(771)	570	(633)	—	(844)
Foreign exchange variation of deferred tax liabilities assets abroad	(32)	—	—	—	(22)

As at December 31, 2024	(2,287)	(1,815)	(984)	—	(5,086)

(a) Tax effective rate

	2024	2023	2022
Profit (loss) before income taxes	161,950	269,385	271,814
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(55,063)	(92,591)	(92,417)
Reconciliation adjustments:
Expenses not deductible	(192)	(880)	(214)
Tax benefits	143	190	282
Share based payments	(1,589)	(516)	(297)
Unrecognized tax loss credits	(4,926)	(2,055)	—
Effect of presumed profit of subsidiaries (i) and offshore subsidiaries	15,455	44,833	40,220
Other additions (exclusions), net	195	93	13
Income taxes expenses	(45,977)	(49,926)	(52,413)
Current	(51,658)	(58,566)	(53,144)
Deferred	5,681	8,640	731
Effective rate	28%	19%	19%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.